Product Warranty and Recall Campaigns	9 Months Ended	12 Months Ended
	Sep. 25, 2022	Dec. 31, 2021
Guarantees and Product Warranties [Abstract]
Product Warranty and Recall Campaigns
8)	Product Warranty and Recall Campaigns
The Company provides a limited warranty on new electric motorcycles for a period of two years, except for the battery which is covered for five years. The Company also provides limited warranties on parts and accessories and electric balance bikes. The warranty coverage for the retail customer generally begins when the product is sold to the retail customer. The Company accrues for future warranty claims when the Company transfers control to its customer using an estimated cost based primarily on historical Company claim information. In the case of both warranty and recall costs, as actual experience becomes available it is used to update the accruals.
Additionally, the Company may from
time-to-time
initiate certain voluntary recall campaigns. The Company records estimated recall costs when the liability is both probable and estimable. This generally occurs when the Company’s management approves and commits to a recall. The warranty and recall liability are included in
Accrued liabilities
and
Other long-term liabilities
on the
Combined balance sheets
.
Changes in the Company’s warranty and recall liability were as follows (in thousands):

	Nine Months Ended
	September 25, 2022	September 26, 2021
Balance, beginning of period	$1,095	$778
Warranties issued during the period	638	413
Settlements made during the period	(588)	(739)
Currency translation adjustments	(77)	(3)
Recalls and changes to pre-existing warranty liabilities	188	592

Balance, end of period	$1,256	$1,041

The liability for recall campaigns included in the balance above was $264 thousand, $269 thousand and $277 thousand as of September 25, 2022, December 31, 2021 and September 26, 2021, respectively.

10) Product Warranty and Recall Campaigns
The Company provides a limited warranty on the new electric motorcycles for a period of two years, except for the battery which is covered for five years. The Company also provides limited warranties on parts and accessories and electric balance bikes. The warranty coverage for the retail customer generally begins when the product is sold to the retail customer. The Company accrues for future warranty claims at the time of sale using an estimated cost based primarily on historical Company claim information. In the case of both warranty and recall costs, as actual experience becomes available it is used to update the accruals.

Additionally, the Company may from
time-to-time
initiate certain voluntary recall campaigns. The Company records estimated recall costs when the liability is both probable and estimable. This generally occurs when the Company’s management approves and commits to a recall. The warranty and recall liability are included in
Accrued liabilities
and
Other long-term liabilities
on the
Combined balance sheets
.
Changes in the Company’s warranty and recall liability were as follows as of December 31, (in thousands):

	2021	2020	2019
Balance, beginning of period	$778	$262	$—
Warranties issued during the period	575	667	305
Settlements made during the period	(933)	(615)	(43)
Currency Translation Adjustments	(1)	12	—
Provision for recalls and changes to pre-existing warranty liabilities	676	452	—

Balance, end of period	$1,095	$778	$262

The liability for recall campaigns, included in the totals above, was $269 thousand and $335 thousand as of December 31, 2021 and 2020, respectively.